Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Listings [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39992
Entity Registrant Name	Immunocore Holdings plc
Entity Central Index Key	0001671927
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	92 Park Drive
Entity Address, Address Line Two	Milton Park
Entity Address, City or Town	Abingdon, Oxfordshire
Entity Address, Country	GB
Entity Address, Postal Zip Code	OX14 4RY
Entity Common Stock, Shares Outstanding	48,088,346
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1118
Auditor Name	KPMG LLP
Auditor Location	London, United Kingdom
Business Contact [Member]
Entity Listings [Line Items]
Entity Address, Address Line One	92 Park Drive
Entity Address, Address Line Two	Milton Park
Entity Address, City or Town	Abingdon, Oxfordshire
Entity Address, Country	GB
Contact Personnel Name	Bahija Jallal
Entity Address, Postal Zip Code	OX14 4RY
Country Region	44
City Area Code	1235
Local Phone Number	438600
American Depositary Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value £0.002 per share
Trading Symbol	IMCR
Security Exchange Name	NASDAQ
Ordinary Share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary share, nominal value £0.002 per share*
Security Exchange Name	NASDAQ